Other non-current assets	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets

11. Other non-current assets

As of December 31, 2012, other non-current assets of RMB89,648,135 ($14,262,690) represent the deposits of total contract amount of land use rights for the Company's new foam insulation and chlorinated polyethylene ("CPE") plant.